Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Tax-Exempt Money Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Tax-Exempt Money Fund

Supplement to Prospectus Dated July 1, 2019

On or around October 19, 2020, the T. Rowe Price Summit Municipal Money Market Fund (the “Summit Fund”) is expected to reorganize into the T. Rowe Price Tax-Exempt Money Fund (the “Fund”). Shareholders of the Summit Fund will receive shares of the Fund’s Investor Class as part of the reorganization. The Summit Fund currently charges an all-inclusive fee rate of 0.45%. In an effort to ensure that shareholders of the Summit Fund will not experience higher fees as a result of the reorganization, effective June 1, 2020, T. Rowe Price has agreed to limit the Fund’s Investor Class total expense ratio to 0.45%, through at least June 30, 2022. This new expense limitation arrangement will not impact any of the Fund’s existing expense limitation arrangements.

T. Rowe Price Tax-Exempt Money Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Tax-Exempt Money Fund

Supplement to Prospectus Dated July 1, 2019

On or around October 19, 2020, the T. Rowe Price Summit Municipal Money Market Fund (the “Summit Fund”) is expected to reorganize into the T. Rowe Price Tax-Exempt Money Fund (the “Fund”). Shareholders of the Summit Fund will receive shares of the Fund’s Investor Class as part of the reorganization. The Summit Fund currently charges an all-inclusive fee rate of 0.45%. In an effort to ensure that shareholders of the Summit Fund will not experience higher fees as a result of the reorganization, effective June 1, 2020, T. Rowe Price has agreed to limit the Fund’s Investor Class total expense ratio to 0.45%, through at least June 30, 2022. This new expense limitation arrangement will not impact any of the Fund’s existing expense limitation arrangements.